Income Taxes - Details of Income Tax Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Canadian federal	$ 12	$ 14
Canadian provincial (Ontario)	10	12
Foreign	444	530
Current income tax, Total	466	556
Canadian federal	(15)	(5)
Canadian provincial (Ontario)	(10)	(4)
Foreign	(16)	(101)
Deferred income tax, Total	(41)	(110)
Income tax provision, Total	$ 425	$ 446